Annual Fund Operating Expenses - Wellington Shields All-Cap Fund - Institutional Shares	Sep. 04, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.22%